Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets
Net value at the beginning of the period	¥ 8,802	¥ 19,554
Additions	21,569	1,453
Acquisition of subsidiaries	75,000
Amortisation provided during the year	(10,044)	(12,228)
Exchange realignment	(376)	23
Net value at the end of the period	94,951	8,802
Intellectual property rights
Reconciliation of changes in intangible assets
Additions	19,750
Acquisition of subsidiaries	75,000
Amortisation provided during the year	(3,874)
Net value at the end of the period	90,876
Others
Reconciliation of changes in intangible assets
Net value at the beginning of the period	8,802	19,554
Additions	1,819	1,453
Amortisation provided during the year	(6,170)	(12,228)
Exchange realignment	(376)	23
Net value at the end of the period	¥ 4,075	¥ 8,802